Balance Sheet	Dec. 31, 2020 USD ($)
Current assets:
Cash	$ 1,694,679
Prepaid expenses	507,465
Total current assets	2,202,144
Cash and investments held in Trust Account	690,171,366
Total Assets	692,373,510
Current liabilities:
Accounts payable	15,775
Accrued expenses	361,100
Due to related party	44,697
Total current liabilities	421,572
Deferred legal fees	239,161
Deferred underwriting commissions	24,150,000
Total liabilities	24,810,733
Commitments and Contingencies
Class A ordinary shares; 66,256,277 shares subject to possible redemption at $10.00 per share	662,562,770
Shareholders' Equity:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	5,931,243
Accumulated deficit	(933,235)
Total shareholder's equity	5,000,007
Total Liabilities and Shareholders' Equity	692,373,510
Class A Ordinary Shares
Shareholders' Equity:
Common stock, value	274
Total shareholder's equity	274
Class B Ordinary Shares
Shareholders' Equity:
Common stock, value	1,725
Total shareholder's equity	$ 1,725